Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Apollo Multi-Asset Income Fund	1.28%	N/A	2.16%	N/A
Ivy Apollo Strategic Income Fund	1.14%	N/A	1.82%	N/A
Ivy Government Securities Fund	0.97%	2.02%	1.85%
Ivy International Small Cap Fund	1.44%	N/A		N/A
Ivy Pictet Emerging Markets Local Currency Debt Fund	1.23%	N/A
Ivy Pictet Targeted Return Bond Fund	1.37%	N/A
Ivy PineBridge High Yield Fund	0.99%	N/A	N/A	N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Apollo Strategic Income Fund	$685	$923	$1,180	$1,912
Ivy Government Securities Fund	520	752	1,002	1,717
Ivy International Small Cap Fund	713	1,024	1,357	2,296
Ivy PineBridge High Yield Fund	670	896	1,140	1,839

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for the Fund listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Government Securities Fund	$605	$1,053	$1,429	$2,527

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for the Fund listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Government Securities Fund	$205	$753	$1,329	$2,527

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Apollo Strategic Income Fund	$186	$617	$1,075	$2,343
Ivy Government Securities Fund	188	640	1,118	2,440

Ivy Apollo Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Apollo Multi-Asset Income Fund	1.28%	N/A	2.16%	N/A

Ivy Apollo Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Apollo Strategic Income Fund	1.14%	N/A	1.82%	N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Apollo Strategic Income Fund	$685	$923	$1,180	$1,912

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Apollo Strategic Income Fund	$186	$617	$1,075	$2,343

Ivy Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Government Securities Fund	0.97%	2.02%	1.85%

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Government Securities Fund	520	752	1,002	1,717

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for the Fund listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Government Securities Fund	$605	$1,053	$1,429	$2,527

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for the Fund listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Government Securities Fund	$205	$753	$1,329	$2,527

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Government Securities Fund	188	640	1,118	2,440

Ivy International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy International Small Cap Fund	1.44%	N/A		N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy International Small Cap Fund	713	1,024	1,357	2,296

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Pictet Emerging Markets Local Currency Debt Fund	1.23%	N/A

Ivy Pictet Targeted Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Pictet Targeted Return Bond Fund	1.37%	N/A

Ivy PineBridge High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, June 7, 2019, July 31, 2019, November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy PineBridge High Yield Fund	0.99%	N/A	N/A	N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy PineBridge High Yield Fund	670	896	1,140	1,839